EVENT AFTER THE REPORTING PERIOD (DETAILS TEXTUAL) (Kayser Myanmar [member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 09, 2014
Kayser Myanmar [member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	25.00%
Sale of Stock, Consideration Received on Transaction	$ 25